Note 3 - Cash, Cash Equivalents - Schedule of Cash, Cash Equivalents and Term Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash at bank and on hand		$ 55,180
Term deposit (less than 90 days)		75,000
Cash and cash equivalents	$ 72,360	$ 130,180	$ 160,395
Bottom of range [member]
Statement Line Items [Line Items]
Cash at bank and on hand	72,360
Term deposit (less than 90 days)
Cash and cash equivalents	$ 72,360